Note 13 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2016	Euribor + 0.7%